Net Loss Per Common Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic and diluted net loss per common share calculation
Net loss	$ (25,146,000)	$ (14,228,000)			$ (86,558,000)		$ (84,038,000)	$ (75,438,000)
Weighted average common shares outstanding — Basic	63,061,423	61,379,641			62,534,978		46,051,617	40,222,182
Weighted average common shares outstanding — Diluted	63,061,423	61,379,641			62,534,978		46,051,617	40,222,182
Net loss per share of common stock — Basic	$ (0.4)	$ (0.23)			$ (1.38)		$ (1.82)	$ (1.88)
Net loss per share of common stock — Diluted	$ (0.4)	$ (0.23)			$ (1.38)		$ (1.82)	$ (1.88)
Tyme Technologies, Inc. and Subsidiaries [Member]
Basic and diluted net loss per common share calculation
Net loss				$ (23,626,047)		$ (28,978,763)
Weighted average common shares outstanding — Basic				172,206,534		134,250,722
Weighted average common shares outstanding — Diluted			172,206,534	172,206,534		134,250,722
Net loss per share of common stock — Basic				$ (0.14)		$ (0.22)
Net loss per share of common stock — Diluted				$ (0.14)		$ (0.22)